Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Short-Term Bond Fund

May 31, 2020

ZSB-QTLY-0720
1.9881600.103

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 3.6% 2/17/23	$18,000	$19,128
Verizon Communications, Inc.:
2.946% 3/15/22	8,000	8,353
3.125% 3/16/22	20,000	20,996
5.15% 9/15/23	8,000	9,141
		57,618
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	25,000	25,001
4.464% 7/23/22	25,000	26,624
Comcast Corp.:
3.1% 4/1/25	2,000	2,186
3.125% 7/15/22	25,000	26,464
Time Warner Cable, Inc. 4.125% 2/15/21	20,000	20,219
		100,494
Wireless Telecommunication Services - 0.1%
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	10,000	10,709

TOTAL COMMUNICATION SERVICES		168,821

CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.5%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	25,000	26,113
General Motors Financial Co., Inc. 5.2% 3/20/23	7,000	7,287
		33,400
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	9,000	9,104
Hotels, Restaurants & Leisure - 0.1%
Starbucks Corp. 1.3% 5/7/22	3,000	3,040
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	7,000	7,031
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	6,000	6,147
Multiline Retail - 0.0%
Target Corp. 2.25% 4/15/25	2,000	2,132
Specialty Retail - 0.1%
TJX Companies, Inc. 3.5% 4/15/25	8,000	8,938
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. 2.4% 3/27/25	2,000	2,145
VF Corp. 2.05% 4/23/22	30,000	30,646
		32,791

TOTAL CONSUMER DISCRETIONARY		102,583

CONSUMER STAPLES - 2.5%
Beverages - 0.7%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 1.0924% 11/15/21 (b)(c)	15,000	14,903
Molson Coors Beverage Co. 3.5% 5/1/22	9,000	9,319
PepsiCo, Inc. 2.25% 3/19/25	10,000	10,683
The Coca-Cola Co. 2.95% 3/25/25	8,000	8,844
		43,749
Food Products - 0.4%
Conagra Brands, Inc. 3.8% 10/22/21	10,000	10,392
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 1.7161% 4/16/21 (b)(c)	10,000	10,011
Mondelez International, Inc. 2.125% 4/13/23	7,000	7,231
		27,634
Tobacco - 1.4%
Altria Group, Inc.:
2.85% 8/9/22	10,000	10,383
3.49% 2/14/22	5,000	5,214
BAT Capital Corp. 3.222% 8/15/24	25,000	26,291
Philip Morris International, Inc.:
1.125% 5/1/23	11,000	11,130
2.625% 2/18/22	29,000	29,952
2.875% 5/1/24	10,000	10,699
		93,669

TOTAL CONSUMER STAPLES		165,052

ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Cenovus Energy, Inc. 3% 8/15/22	10,000	9,501
Chevron Corp. 1.141% 5/11/23	11,000	11,205
Energy Transfer Partners LP:
3.6% 2/1/23	7,000	7,167
4.2% 9/15/23	4,000	4,158
Kinder Morgan Energy Partners LP 3.5% 9/1/23	7,000	7,406
Marathon Petroleum Corp. 4.5% 5/1/23	10,000	10,630
MPLX LP:
3 month U.S. LIBOR + 1.100% 2.0989% 9/9/22 (b)(c)	2,000	1,888
4.5% 7/15/23	2,000	2,100
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 1.3976% 2/8/21 (b)(c)	5,000	4,811
3 month U.S. LIBOR + 1.250% 1.6835% 8/13/21 (b)(c)	6,000	5,723
3 month U.S. LIBOR + 1.450% 1.8424% 8/15/22 (b)(c)	10,000	8,750
2.6% 8/13/21	2,000	1,926
2.7% 8/15/22	2,000	1,829
2.9% 8/15/24	5,000	3,975
3.125% 2/15/22	3,000	2,809
4.85% 3/15/21	10,000	9,800
Phillips 66 Co. 3.7% 4/6/23	31,000	33,124
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,000	9,018
Schlumberger Investment SA 3.3% 9/14/21 (a)	25,000	25,418
Shell International Finance BV:
2.375% 4/6/25	7,000	7,456
3.5% 11/13/23	3,000	3,275
Suncor Energy, Inc. 3.6% 12/1/24	18,000	19,056
Valero Energy Corp. 2.7% 4/15/23	2,000	2,069
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.1614% 1/13/23 (b)(c)	5,000	4,374
3.1% 2/1/25	8,000	7,445
5.375% 6/1/21	19,000	18,763
Williams Partners LP 3.6% 3/15/22	28,000	28,813
		252,489
FINANCIALS - 22.6%
Banks - 12.2%
Bank of America Corp.:
2.328% 10/1/21 (b)	30,000	30,089
3.004% 12/20/23 (b)	100,000	104,491
Bank of Montreal:
1.85% 5/1/25	25,000	25,631
1.9% 8/27/21	25,000	25,452
Bank of Nova Scotia 2% 11/15/22	25,000	25,694
BNP Paribas SA 3.25% 3/3/23	25,000	26,837
Citigroup, Inc.:
2.312% 11/4/22 (b)	25,000	25,338
2.7% 3/30/21	28,000	28,465
2.75% 4/25/22	25,000	25,789
3.106% 4/8/26 (b)	25,000	26,320
3.142% 1/24/23 (b)	25,000	25,725
HSBC Holdings PLC 4% 3/30/22	25,000	26,324
JPMorgan Chase & Co.:
1.514% 6/1/24 (b)	35,000	35,246
3.207% 4/1/23 (b)	100,000	103,886
3.514% 6/18/22 (b)	12,000	12,319
Mitsubishi UFJ Financial Group, Inc. 3.535% 7/26/21	50,000	51,651
Regions Financial Corp. 2.75% 8/14/22	10,000	10,235
Royal Bank of Canada:
1.6% 4/17/23	25,000	25,510
2.55% 7/16/24	15,000	15,818
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	10,000	10,399
4.45% 12/3/21	10,000	10,435
The Toronto-Dominion Bank U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 0.5321% 1/27/23 (b)(c)	25,000	24,447
Wells Fargo & Co.:
1.654% 6/2/24 (b)	10,000	10,029
2.1% 7/26/21	25,000	25,374
2.164% 2/11/26 (b)	25,000	25,337
4.6% 4/1/21	50,000	51,646
		808,487
Capital Markets - 4.7%
Bank of New York Mellon Corp.:
1.6% 4/24/25	8,000	8,279
2.95% 1/29/23	20,000	21,166
Deutsche Bank AG New York Branch 2.7% 7/13/20	40,000	40,000
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	75,000	76,629
2.905% 7/24/23 (b)	10,000	10,275
Moody's Corp.:
2.75% 12/15/21	25,000	25,737
3.25% 6/7/21	6,000	6,161
Morgan Stanley:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.700% 0.7506% 1/20/23 (b)(c)	50,000	48,965
2.5% 4/21/21	7,000	7,115
2.625% 11/17/21	25,000	25,682
4% 7/23/25	25,000	27,949
State Street Corp. 2.825% 3/30/23 (a)(b)	2,000	2,068
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 1.1166% 11/1/21 (b)(c)	10,000	9,939
		309,965
Consumer Finance - 3.8%
Ally Financial, Inc. 5.125% 9/30/24	10,000	10,406
American Express Co.:
2.65% 12/2/22	30,000	31,349
2.75% 5/20/22	10,000	10,382
3% 2/22/21	25,000	25,393
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.950% 2.5304% 6/1/21 (a)(b)(c)	10,000	9,202
Capital One Financial Corp. 2.6% 5/11/23	8,000	8,215
John Deere Capital Corp. 3.125% 9/10/21	50,000	51,512
Synchrony Financial:
2.85% 7/25/22	27,000	26,500
4.25% 8/15/24	21,000	20,987
4.375% 3/19/24	14,000	14,129
Toyota Motor Credit Corp.:
1.15% 5/26/22	25,000	25,119
2.9% 3/30/23	14,000	14,730
		247,924
Diversified Financial Services - 0.8%
AIG Global Funding:
2.3% 7/1/22 (a)	5,000	5,152
3.35% 6/25/21 (a)	10,000	10,284
AXA Equitable Holdings, Inc. 3.9% 4/20/23	2,000	2,112
BP Capital Markets America, Inc.:
2.937% 4/6/23	4,000	4,225
4.742% 3/11/21	16,000	16,487
Brixmor Operating Partnership LP 3.875% 8/15/22	13,000	13,244
		51,504
Insurance - 1.1%
Aon Corp. 2.2% 11/15/22	28,000	28,812
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	7,000	7,236
3.5% 12/29/20	7,000	7,117
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 2.0141% 1/10/23 (a)(b)(c)	21,000	20,587
1.1% 5/5/23 (a)	7,000	7,082
		70,834

TOTAL FINANCIALS		1,488,714

HEALTH CARE - 4.2%
Biotechnology - 0.3%
AbbVie, Inc. 2.3% 11/21/22 (a)	20,000	20,645
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.2496% 12/29/20 (b)(c)	9,000	8,997
2.404% 6/5/20	20,000	19,998
Boston Scientific Corp. 3.45% 3/1/24	5,000	5,361
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 1.8019% 3/19/21 (b)(c)	8,000	7,934
		42,290
Health Care Providers & Services - 1.8%
Anthem, Inc. 3.125% 5/15/22	10,000	10,471
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 1.4931% 9/17/21 (b)(c)	10,000	9,947
3.05% 11/30/22 (a)	10,000	10,485
3.4% 9/17/21	10,000	10,347
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 1.7189% 3/9/21 (b)(c)	10,000	10,016
2.8% 7/20/20	25,000	25,026
3.35% 3/9/21	31,000	31,629
Express Scripts Holding Co. 2.6% 11/30/20	2,000	2,017
Humana, Inc. 2.5% 12/15/20	10,000	10,090
		120,028
Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (a)	20,000	20,418
2.6% 5/16/22 (a)	30,000	31,246
3.25% 2/20/23 (a)	20,000	21,351
GlaxoSmithKline Capital PLC 3.125% 5/14/21	20,000	20,529
		93,544

TOTAL HEALTH CARE		276,507

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.3%
Northrop Grumman Corp. 2.08% 10/15/20	10,000	10,036
The Boeing Co. 4.875% 5/1/25	10,000	10,614
		20,650
Airlines - 0.3%
Delta Air Lines, Inc.:
2.9% 10/28/24	15,000	12,161
3.4% 4/19/21	9,000	8,663
		20,824
Commercial Services & Supplies - 0.2%
Waste Management, Inc. 2.95% 6/15/24	12,000	12,817
Machinery - 0.7%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.6346% 11/12/21 (b)(c)	10,000	9,941
2.65% 5/17/21	16,000	16,337
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 2.0876% 4/5/23 (a)(b)(c)	9,000	8,880
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.300% 2.0405% 9/15/21 (b)(c)	13,000	12,360
		47,518
Road & Rail - 0.1%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	2,000	1,780
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.5% 3/1/21	6,000	5,791
3.5% 1/15/22	10,000	9,571
International Lease Finance Corp. 5.875% 8/15/22	25,000	24,251
		39,613

TOTAL INDUSTRIALS		143,202

INFORMATION TECHNOLOGY - 1.7%
Electronic Equipment & Components - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	28,000	30,064
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 1.7643% 6/5/20 (b)(c)	10,000	9,999
		40,063
IT Services - 0.2%
PayPal Holdings, Inc. 1.35% 6/1/23	6,000	6,095
The Western Union Co. 2.85% 1/10/25	3,000	3,096
		9,191
Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology, Inc. 2.497% 4/24/23	28,000	28,667
Software - 0.3%
Microsoft Corp. 2.4% 8/8/26	20,000	21,964
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	13,000	13,138

TOTAL INFORMATION TECHNOLOGY		113,023

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	6,000	6,252
The Mosaic Co. 3.25% 11/15/22	5,000	5,038
		11,290
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc. 3.625% 3/15/24	6,000	6,136
UTILITIES - 2.5%
Electric Utilities - 1.4%
American Electric Power Co., Inc. 2.15% 11/13/20	6,000	6,034
Eversource Energy 2.5% 3/15/21	9,000	9,103
Exelon Corp. 3.497% 6/1/22 (b)	20,000	20,799
FirstEnergy Corp. 2.05% 3/1/25	7,000	7,139
Florida Power & Light Co. 2.85% 4/1/25	4,000	4,351
ITC Holdings Corp. 2.7% 11/15/22	6,000	6,231
NextEra Energy Capital Holdings, Inc. 2.9% 4/1/22	20,000	20,790
Virginia Electric & Power Co. 2.75% 3/15/23	20,000	20,985
		95,432
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	3,000	3,143
Multi-Utilities - 1.0%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	10,000	10,111
Dominion Energy, Inc. 2.715% 8/15/21	9,000	9,151
DTE Energy Co. 2.25% 11/1/22	20,000	20,636
NiSource, Inc.:
2.65% 11/17/22	10,000	10,336
3.65% 6/15/23	4,000	4,287
WEC Energy Group, Inc. 3.375% 6/15/21	10,000	10,285
		64,806

TOTAL UTILITIES		163,381

TOTAL NONCONVERTIBLE BONDS
(Cost $2,849,679)		2,891,198

U.S. Treasury Obligations - 41.9%
U.S. Treasury Notes:
0.125% 5/15/23	$98,000	$97,797
0.375% 4/30/25	123,000	123,418
1.5% 1/31/22	764,000	780,710
1.875% 9/30/22	300,000	311,848
2.125% 12/31/22	420,000	440,984
2.125% 3/31/24	350,000	375,170
2.625% 6/30/23	250,000	268,594
2.875% 11/15/21	350,000	363,658
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,679,130)		2,762,179

U.S. Government Agency - Mortgage Securities - 1.0%
Freddie Mac - 1.0%
2.5% 11/1/28	31,146	32,627
3% 5/1/29	33,019	34,874
TOTAL U.S. GOVERNMENT AGENCY- MORTGAGE SECURITIES
(Cost $65,223)		67,501

Asset-Backed Securities - 8.1%
Ally Auto Receivables Trust Series 2019-2 Class A2, 2.34% 6/15/22	$5,874	$5,908
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	10,000	10,083
Series 2018-2 Class A, 3.29% 5/15/23	10,000	10,194
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (a)	3,506	3,515
AmeriCredit Automobile Receivables Trust Series 2019-3 Class A2A, 2.17% 1/18/23	7,952	7,987
Bank of America Credit Card Master Trust:
Series 2017-A2 Class A2, 1.84% 1/17/23	10,000	10,030
Series 2018-A1 Class A1, 2.7% 7/17/23	10,000	10,148
BMW Vehicle Lease Trust Series 2019-1 Class A3, 2.84% 11/22/21	8,000	8,097
Canadian Pacer Auto Receivables Trust:
Series 2018-1A Class A3, 3% 11/19/21 (a)	4,406	4,431
Series 2018-2A Class A3, 3.27% 12/19/22 (a)	9,000	9,160
Series 2019-1A Class A2, 2.78% 3/21/22 (a)	4,837	4,863
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	16,000	16,658
Capital One Prime Auto Receivables Trust Series 2019-1 Class A2, 2.58% 4/15/22	14,293	14,391
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	1,993	2,004
Series 2017-4 Class A3, 2.11% 10/17/22	2,856	2,879
Series 2018-2 Class A3, 2.98% 1/17/23	5,630	5,711
Series 2018-4 Class A3, 3.36% 9/15/23	7,000	7,223
Series 2019-1 Class A3, 3.05% 3/15/24	10,000	10,300
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (a)	1,000	1,003
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	7,919	8,071
Series 2019-B Class A2, 2.55% 9/15/22	10,349	10,416
Discover Card Master Trust Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 0.4536% 12/15/23 (b)(c)	25,000	25,029
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	1,291	1,294
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	8,461	8,509
Series 2020-A Class A3, 1.85% 3/15/23	6,000	6,069
Ford Credit Floorplan Master Owner Trust Series 2017-2 Class A1, 2.16% 9/15/22	10,000	10,013
GM Financial Automobile Leasing Trust:
Series 2018-2 Class A3, 3.06% 6/21/21	2,141	2,148
Series 2019-1 Class A3, 2.98% 12/20/21	7,000	7,067
Series 2020-1 Class A2A, 1.67% 4/20/22	5,000	5,021
GM Financial Consumer Automobile Receivables Trust:
Series 2017-2A Class A3, 1.86% 12/16/21 (a)	2,174	2,179
Series 2020-1 Class A2, 1.83% 1/17/23	13,000	13,105
GM Financial Securitized Term Auto Receivables Trust Series 2019-1 Class A3, 2.97% 11/16/23	11,000	11,269
GM Financial Securitized Term Automobile Recievables Trust 2.32% 7/18/22	3,095	3,120
Honda Auto Receivables Owner Trust:
Series 2017-1 Class A3, 1.72% 7/21/21	950	952
Series 2019-2 Class A2, 2.57% 12/21/21	16,429	16,576
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	5,956	6,021
Series 2019-B Class A3, 1.94% 2/15/24	9,000	9,190
John Deere Owner Trust:
Series 2019-B Class A2, 2.28% 5/16/22	8,670	8,711
Series 2020-A Class A2, 1.01% 1/17/23	8,000	8,021
Mercedes-Benz Auto Lease Trust:
Series 2018-A Class A3, 2.41% 2/16/21	55	55
Series 2019-A Class A3, 3.1% 11/15/21	7,000	7,073
Series 2019-B Class A3, 2% 10/17/22	7,000	7,057
Series 2020-A Class A3, 1.84% 12/15/22	8,000	8,085
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 0.7983% 9/25/23 (a)(b)(c)	11,000	10,819
Santander Retail Auto Lease Trust:
Series 2018-A Class A3, 2.93% 5/20/21 (a)	3,908	3,918
Series 2019-A Class A2, 2.72% 1/20/22 (a)	17,481	17,608
Series 2019-C Class A2A, 1.89% 9/20/22 (a)	19,178	19,289
Securitized Term Auto Receivables Trust Series 2017-2A Class A3, 2.04% 4/26/21 (a)	305	305
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	20,000	20,134
Toyota Auto Receivables Owner Trust Series 2018-B Class A3, 2.96% 9/15/22	6,359	6,461
Verizon Owner Trust Series 2020-A Class A1A, 1.85% 7/22/24	15,000	15,394
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	10,000	10,193
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	10,000	10,052
World Omni Auto Receivables Trust:
Series 2016-B Class A3, 1.3% 2/15/22	5,196	5,200
Series 2020-A Class A2A, 1.02% 6/15/23	12,000	12,038
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	6,000	6,096
Series 2020-A Class A2, 1.71% 11/15/22	50,000	50,229
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	16,544	16,633
TOTAL ASSET-BACKED SECURITIES
(Cost $528,738)		534,005

Commercial Mortgage Securities - 2.6%
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	7,798	8,046
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	10,000	10,397
Series 2017-P7 Class A1, 2.008% 4/14/50	21,069	21,093
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	9,414	9,543
Series 2014-CR18 Class ASB, 3.452% 7/15/47	28,491	29,257
Series 2013-LC6 Class ASB, 2.478% 1/10/46	5,257	5,308
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.9336% 7/15/32 (a)(b)(c)	10,000	9,324
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	9,962	10,098
Series 2017-GS8 Class A1, 2.222% 11/10/50	6,907	6,962
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	5,721	5,802
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	8,211	8,712
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	10,000	9,509
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	26,943	27,346
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	7,966	8,236
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $171,194)		169,633

Municipal Securities - 0.2%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $15,000)	15,000	15,368

Bank Notes - 0.6%
SunTrust Banks, Inc.:
2.8% 5/17/22	$30,000	$31,212
3.502% 8/2/22 (b)	9,000	9,269
TOTAL BANK NOTES
(Cost $39,617)		40,481
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.11% (d)
(Cost $84,622)	84,605	84,622
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $6,433,203)		6,564,987
NET OTHER ASSETS (LIABILITIES) - 0.5%		34,178
NET ASSETS - 100%		$6,599,165

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $404,038 or 6.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,763
Total	$1,763

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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